Share-based awards and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of stock options activity
The following table presents a summary of our share option activity:

	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Balance as of January 1, 2019	20,693,398	5.54	17	32,050
Granted	3,932,498	0.06		17,412
Exercised	1,218,560	0.17		5,034
Cancelled	2,233,623	6.93		1,572
Balance as of December 31, 2019	21,173,713	4.79	15	19,556
Granted	8,550,753	0.06		12,359
Exercised	1,405,583	0.06		2,168
Cancelled	1,971,734	4.28		1,214
Balance as of December 31, 2020	26,347,149	3.29	12	28,356
Granted	5,979,438	0.06		20,865
Exercised	3,960,319	0.32		10,769
Cancelled	4,538,322	6.16		2,623
Balance as of December 31, 2021	23,827,946	2.64	11	30,237
Exercisable as of December 31, 2021	12,605,128	4.54	16	10,856
Vested and expected to vest after December 31, 2021	23,827,946	2.64	11	30,237

Schedule of RSU activity
The following table presents a summary of our restricted stock units (RSUs):

	RSUs	Weighted Average Grant Date Fair Value	Remaining contractual life
		(in €)	(in years)
Balance as of January 1, 2019	57,806	3.88	7
Granted	474,121	4.25
Vested	38,262	3.88
Cancelled	8,000	5.29
Balance as of December 31, 2019	485,665	4.22	6
Granted	1,606,140	1.13
Vested	245,687	4.30
Cancelled	221,657	2.43
Balance as of December 31, 2020	1,624,461	1.39	5
Granted	1,035,151	3.81
Vested	553,241	2.08
Cancelled	740,248	1.44
Balance as of December 31, 2021	1,366,123	2.92	6

Schedule of stock options valuation assumptions
The fair value of share awards granted during the years ended December 31, 2019, 2020 and 2021 were estimated at the date of grant using appropriate valuation techniques, including the Black-Scholes and Monte Carlo simulation pricing models, assuming the following weighted average assumptions:

	Year ended December 31,
	2019	2020	2021
Risk-free interest rate	(0.56)%	(0.20)%	(0.46)%
Expected volatility	50%	60%	71%
Expected life (in years)	4.50	4.12	4.41
Dividend yield	—%	—%	—%
Weighted-average estimated fair value of options granted during the year	€4	€1	€4